Offerings	Jan. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	740,000
Proposed Maximum Offering Price per Unit	64.72
Maximum Aggregate Offering Price	$ 47,892,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,614.00
Offering Note	(a) This Registration Statement registers 740,000 shares of common stock, $0.0001 par value per share ("Common Stock"), of Stride, Inc. (the "Registrant") that may be issued to participants pursuant to the amended and restated Stride, Inc. 2016 Equity Incentive Award Plan (the "Plan") and (ii) 4,000,000 shares of Common Stock that may be issued to participants pursuant to the Stride, Inc. 2025 Employee Stock Purchase Plan (the "ESPP"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of the Registrant that become issuable under the Plan and ESPP by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of Common Stock as reported on the New York Stock Exchange on January 2, 2026. For the 4,000,000 shares of Common Stock that may be issued to participants pursuant to the ESPP, the Proposed Maximum Offering Price Per Share also reflects a 15% discount to the average of the high and the low price of Common Stock as reported on the New York Stock Exchange on January 2, 2026, as the ESPP provides that the purchase price of the shares of Common Stock reserved for issuance thereunder will be at least 85% of the fair market value of a share on the first day of the offering period or on the purchase date, whichever is lower.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	55.01
Maximum Aggregate Offering Price	$ 220,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,387.52
Offering Note	See Offering Note 1(a) and 1(b).